Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT  06089

May 5, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford Series Fund, Inc. (the “Registrant”), File Nos. 333-45431/811-08629

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and Statement of Additional Information being used in connection with the offering of American Funds HLS Funds (“American Funds”), existing series of the Registrant, under Rule 497(c) under Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                           that the form of prospectuses and Statement of Additional Information with respect to the American Funds that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 76 to the Registrant’s registration statement (the “Amendment”) filed on April 30, 2010; and

2.                           that the text of the Amendment with respect to the American Funds was filed electronically with the Securities and Exchange Commission on April 30, 2010 as part of Post-Effective Amendment No. 76 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8859.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc: Kathryn Cohen, Esq